Kayne Anderson

Energy Total Return Fund

THIRD QUARTER REPORT
AUGUST 31, 2009

     CAUTIONARY NOTE REGARDING FORWARD-LOOKING STATEMENTS: This report contains “forward-looking statements” as defined under the U.S. federal securities laws. Generally, the words “believe,” “expect,” “intend,” “estimate,” “anticipate,” “project,” “will” and similar expressions identify forward-looking statements, which generally are not historical in nature. Forward-looking statements are subject to certain risks and uncertainties that could cause actual results to materially differ from the Fund’s historical experience and its present expectations or projections indicated in any forward-looking statement. These risks include, but are not limited to, changes in economic and political conditions; regulatory and legal changes; energy industry risk; commodity pricing risk; leverage risk; valuation risk; non-diversification risk; interest rate risk; tax risk; and other risks discussed in the Fund’s filings with the SEC. You should not place undue reliance on forward-looking statements, which speak only as of the date they are made. The Fund undertakes no obligation to update or revise any forward- looking statements made herein. There is no assurance that the Fund’s investment objectives will be attained.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2009
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
Long-Term Investments — 127.3%
Equity Investments(a) — 95.1%
United States — 81.1%
MLP(b)(c) — 38.6%
Alliance Holdings GP, L.P.	41	$829
Buckeye GP Holdings L.P.	19	437
Buckeye Partners, L.P.	88	4,134
Calumet Specialty Products Partners, L.P.	88	1,238
Capital Product Partners L.P.(d)	1,432	11,330
Copano Energy, L.L.C.	75	1,167
Copano Energy, L.L.C. — Unregistered, Class D Units(e)(f)	114	1,654
Crosstex Energy, L.P.(g)	547	2,146
DCP Midstream Partners, LP	302	6,769
Energy Transfer Equity, L.P.	198	5,334
Energy Transfer Partners, L.P.	140	5,659
Enterprise GP Holdings L.P.	78	2,181
Enterprise Products Partners L.P.	1,028	27,763
Exterran Partners, L.P.	280	4,371
Global Partners LP	191	4,205
Holly Energy Partners, L.P.	61	2,241
Inergy Holdings, L.P.	11	484
Inergy, L.P.	328	9,154
K-Sea Transportation Partners L.P.	63	1,210
Magellan Midstream Holdings, L.P.	77	1,681
Magellan Midstream Partners, L.P.	37	1,352
MarkWest Energy Partners, L.P.	375	7,748
Martin Midstream Partners L.P.	258	6,177
Navios Maritime Partners L.P.(d)	1,187	13,883
ONEOK Partners, L.P.	56	2,808
OSG America L.P.	205	1,715
Plains All American Pipeline, L.P.(h)	1,113	52,812
Quicksilver Gas Services LP	14	206
Regency Energy Partners LP	592	9,646
Targa Resources Partners LP	143	2,415
TC PipeLines, LP	118	4,311
Teekay LNG Partners L.P.	233	5,342
Teekay Offshore Partners L.P.(d)	1,184	16,657
Western Gas Partners, LP	101	1,707
Williams Partners L.P.	371	7,355

		228,121

MLP Affiliates — 25.3%
Enbridge Energy Management, L.L.C.(i)	1,481	62,344
Kinder Morgan Management, LLC(i)	1,839	87,018

		149,362

See accompanying notes to financial statements

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2009
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
Marine Transportation — 8.1%
Aries Maritime Transport Limited(g)	279	$175
DHT Maritime, Inc.	1,656	8,610
Diana Shipping Inc.(g)	704	9,150
Genco Shipping & Trading Limited(g)	375	7,264
General Maritime Corporation	201	1,594
Nordic American Tanker Shipping Limited	76	2,271
Safe Bulkers, Inc.	829	6,076
Ship Finance International Limited	293	3,708
Teekay Tankers Ltd.	659	5,621
Tsakos Energy Navigation Limited	228	3,663

		48,132

Coal — 5.0%
Alpha Natural Resources, Inc.	94	3,053
Arch Coal, Inc.(j)	70	1,212
CONSOL Energy Inc.(j)	218	8,163
Massey Energy Company(j)	281	7,604
Peabody Energy Corporation(j)	285	9,314

		29,346

Royalty Trust — 3.1%
MV Oil Trust	640	9,831
Permian Basin Royalty Trust	242	2,929
Whiting USA Trust I	438	5,454

		18,214

Midstream — 1.0%
NiSource Inc.	120	1,585
ONEOK, Inc.	75	2,541
Spectra Energy Corp	100	1,882

		6,008

Total United States (Cost — $448,351)		479,183

Canada — 14.0%
Royalty Trust — 14.0%
ARC Energy Trust	358	5,677
Bonavista Energy Trust	542	9,335
Bonterra Oil & Gas Ltd. — Unregistered(e)	15	348
Crescent Point Energy Trust	132	4,435
Daylight Resources Trust	726	5,338
Enerplus Resources Fund	425	8,902
NAL Oil & Gas Trust	1,651	17,036
Penn West Energy Trust	629	8,087
Trilogy Energy Trust	332	2,171
Vermilion Energy Trust	181	4,807
Westshore Terminals Income Fund	278	3,293
Zargon Energy Trust	808	13,035

Total Canada (Cost — $92,354)		82,464

Total Equity Investments (Cost — $540,705)		561,647

See accompanying notes to financial statements

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2009
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value
Energy Debt Investments — 32.2%
United States — 29.3%
MLP(b) — 0.8%
Atlas Energy Resources, LLC	10.750%	2/01/18	$4,550	$4,596

Coal — 7.2%
James River Coal Company	9.375	6/01/12	13,688	12,730
Massey Energy Company(k)	3.250	8/01/15	20,150	15,062
Peabody Energy Corporation(k)	4.750	12/15/66	4,500	3,600
Penn Virginia Corporation(k)	4.500	11/15/12	12,000	10,335
Penn Virginia Corporation(k)	10.375	6/15/16	1,000	1,053

				42,780

Marine Transportation — 4.5%
Navios Maritime Holdings Inc.	9.500	12/15/14	25,250	22,094
Overseas Shipholding Group, Inc.	7.500	2/15/24	5,845	4,676

				26,770

Midstream — 4.0%
El Paso Corporation	12.000	12/12/13	4,765	5,408
El Paso Corporation	8.250	2/15/16	350	354
El Paso Corporation	7.750	1/15/32	10,035	8,936
The Williams Companies, Inc.	8.750	3/15/32	7,670	8,628

				23,326

Oilfield Services — 1.0%
Dresser, Inc.	(l)	5/04/15	7,000	5,845

Upstream — 10.2%
Bill Barrett Corporation	9.875	7/15/16	6,350	6,604
Carrizo Oil & Gas, Inc.(k)	4.375	6/01/28	13,500	10,074
CDX Funding, LLC	(m)	3/31/13	3,750	488
Encore Acquisition Company	9.500	5/01/16	4,500	4,545
Encore Acquisition Company	7.250	12/01/17	6,110	5,407
Hilcorp Energy Company	7.750	11/01/15	10,274	9,478
Mariner Energy, Inc.	7.500	4/15/13	5,000	4,725
Mariner Energy, Inc.	11.750	6/30/16	3,500	3,693
Mariner Energy, Inc.	8.000	5/15/17	6,000	5,310
Quicksilver Resources Inc.	8.250	8/01/15	2,200	2,068
Quicksilver Resources Inc.	11.750	1/01/16	1,000	1,060
Quicksilver Resources Inc.	9.125	8/15/19	3,000	2,925
Petrohawk Energy Corporation	9.125	7/15/13	4,045	4,106

				60,483

Utilities — 1.6%
Energy Future Holdings Corp.	(n)	10/10/14	12,500	9,500

Total United States (Cost —$168,589)				173,300

See accompanying notes to financial statements

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2009
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value
Canada — 2.9%
Upstream — 2.9%
Athabasca Oil Sands Corp. (Cost — $17,093)	13.000%	7/30/11	$17,500	$16,784

Total Fixed Income Investments (Cost—$185,682)				190,084

Total Long-Term Investments (Cost — $726,387)				751,731

Short-Term Investment — 2.9%
Repurchase Agreement — 2.9%
J.P. Morgan Securities Inc. (Agreement dated 8/31/2009 to be repurchased at $17,368), collateralized by $17,876 in U.S. Treasury note (Cost — $17,368)	0.120	9/01/09		17,368

Total Investments — 130.2% (Cost — $743,755)				769,099

	No. of
	Contracts
Liabilities
Call Option Contracts Written(g)
United States
Coal
Arch Coal, Inc., call option expiring 9/19/2009 @ $18.00	500	(25)
CONSOL Energy Inc., call option expiring 9/19/2009 @ $37.00	500	(98)
CONSOL Energy Inc., call option expiring 9/19/2009 @ $39.00	250	(27)
Massey Energy Company, call option expiring 9/19/2009 @ $27.00	125	(19)
Massey Energy Company, call option expiring 9/19/2009 @ $28.00	375	(41)
Massey Energy Company, call option expiring 9/19/2009 @ $29.00	750	(53)
Massey Energy Company, call option expiring 9/19/2009 @ $30.00	250	(14)
Peabody Energy Corporation, call option expiring 9/19/2009 @ $36.00	500	(17)

Total Call Option Contracts Written (Premium Received — $690)		(294)
Senior Unsecured Notes		(165,000)
Other Liabilities		(20,818)

Total Liabilities		(186,112)
Other Assets		7,792

Total Liabilities in Excess of Other Assets		(178,320)

Net Assets Applicable To Stockholders		$590,779

(a)	Unless otherwise noted, equity investments are common units/common shares.

(b)
Unless otherwise noted, securities are treated as a publicly traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. Although the Fund had 31.5% of its net assets invested in securities treated as publicly traded partnerships at August 31, 2009, the Fund had less than 25% of its total assets invested in these securities. It is the Fund’s intention to be treated as a RIC for tax purposes.

(c)	Includes Limited Liability Companies.

(d)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.
See accompanying notes to financial statements

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2009
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

(e)	Fair valued and restricted security (See Notes 2, 3 and 6).

(f)	Security is currently not paying cash distributions but will convert to securities which pay cash distributions within the next 12 months.

(g)	Security is non-income producing.

(h)	The Fund believes that it is an affiliate of Plains All American Pipeline, L.P. (See Note 5).

(i)	Distributions are paid-in-kind.

(j)	Security or a portion thereof is segregated as collateral on option contracts written.

(k)	Security is convertible into common shares of the issuer.

(l)	Floating rate senior secured second lien term loan. Security pays interest at a rate of LIBOR + 575 basis points (6.02% as of August 31, 2009).

(m)
Floating rate senior secured second lien term loan. Security pays interest at a prime rate of 3.25% + 525 basis points and 200 basis points default penalty (10.50% as of August 31, 2009). As of August 31, 2009, CDX Funding, LLC was in payment default under the floating rate senior secured second lien term loan.

(n)
Floating rate senior secured second lien term loan. Security pays interest at a rate of LIBOR + 350 basis points (3.78% as of August 31, 2009). Energy Future Holdings Corp., formerly TXU Corp., is a privately-held energy company with a portfolio of competitive and regulated energy subsidiaries, including TXU Energy, Oncor and Luminant.

See accompanying notes to financial statements

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2009
(amounts in 000’s, except share and per share amounts
(UNAUDITED)

ASSETS
Investments, at fair value:
Non-affiliated (Cost — $694,756)	$698,919
Affiliated (Cost — $31,631)	52,812
Repurchase agreement (Cost — $17,368)	17,368

Total investments (Cost — $743,755)	769,099
Cash denominated in foreign currency (Cost — $457)	459
Deposits with broker from option contracts written	41
Receivable for securities sold (Cost — $1,223)	1,223
Interest, dividends and distributions receivable (Cost — $4,733)	4,742
Deferred debt issuance costs and other, net	1,327

Total Assets	776,891

LIABILITIES
Payable for securities purchased (Cost — $18,880)	18,875
Investment management fee payable	812
Call option contracts written (Premiums received — $690)	294
Accrued directors’ fees and expenses	52
Accrued expenses and other liabilities	1,079
Senior unsecured notes	165,000

Total Liabilities	186,112

NET ASSETS	$590,779

NET ASSETS CONSIST OF
Common stock, $0.001 par value (33,592,870 shares issued and outstanding and 199,979,000 shares authorized)	$34
Paid-in capital, less distributions in excess of taxable income	681,761
Accumulated net investment income less distributions not treated as tax return of capital	(332)
Accumulated net realized losses less distributions not treated as tax return of capital	(116,440)
Net unrealized gains on investments, foreign currency translations and options	25,756

NET ASSETS	$590,779

NET ASSET VALUE PER SHARE	$17.59

See accompanying notes to financial statements

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF OPERATIONS
FOR THE NINE MONTHS ENDED AUGUST 31, 2009
(amounts in 000’s)
(UNAUDITED)

INVESTMENT INCOME
Income
Dividends and distributions:
Non-affiliated investments	$26,814
Affiliated investments	3,183

Total dividends and distributions (after foreign taxes withheld of $764)	29,997
Return of capital	(17,278)

Net dividends and distributions	12,719
Interest	12,988

Total Investment Income	25,707

Expenses
Investment management fees	6,143
Professional fees	306
Administration fees	281
Directors’ fees	146
Insurance	119
Custodian fees	107
Reports to stockholders	74
Other expenses	219

Total Expenses — Before Write-off of Debt Issuance Costs and Interest Expense	7,395
Write-off of debt issuance costs	387
Interest expense	10,139

Total Expenses	17,921

Net Investment Income	7,786

REALIZED AND UNREALIZED GAINS/(LOSSES)
Net Realized Gains/(Losses)
Investments	(84,495)
Foreign currency transactions	(4)
Options	6,647

Net Realized Losses	(77,852)

Net Change in Unrealized Gains
Investments	257,056
Foreign currency translations	64
Options	350

Net Change in Unrealized Gains	257,470

Net Realized and Unrealized Gains	179,618

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$187,404

See accompanying notes to financial statements

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS
(amounts in 000’s, except share amounts)

	For the Nine
	Months Ended		For the Fiscal
	August 31,		Year Ended
	2009		November 30,
	(Unaudited)		2008
OPERATIONS
Net investment income	$7,786		$28,550
Net realized losses	(77,852)		(38,757)
Net change in unrealized gains/(losses)	257,470		(415,763)

Net Increase/(Decrease) in Net Assets Resulting from Operations	187,404		(425,970)

DIVIDENDS TO PREFERRED STOCKHOLDERS
Dividends from net investment income	—	(1)	(10,773)	(2)

DIVIDENDS AND DISTRIBUTIONS TO COMMON STOCKHOLDERS
Dividends from net investment income	(7,786)	(1)	(12,116)	(2)
Distributions — return of capital	(40,986)	(1)	(54,070)	(2)

Dividends and Distributions to Common Stockholders	(48,772)		(66,186)

CAPITAL STOCK TRANSACTIONS
Underwriting costs and offering expenses	—		(89)
Gain on 765 shares of Series B Preferred Stock redeemed at a discount to liquidation value	—		956
Issuance of 991,456 and 157,901 newly issued shares of common stock from reinvestment of distributions	14,201		2,206
Issuance of 237,646 from treasury shares of common stock from reinvestment of distributions	—		3,368

Net Increase in Net Assets Applicable to Common Stockholders from Capital Stock Transactions	14,201		6,441

Total Increase/(Decrease) in Net Assets Applicable to Common Stockholders	152,833		(496,488)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS
Beginning of period	437,946		934,434

End of period	$590,779		$437,946

(1)
This is an estimate of the characterization of the distributions paid to common stockholders for the nine months ended August 31, 2009 as either a dividend (ordinary income) or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the common stock distributions made during the current year will not be determinable until after the end of the fiscal year when the Fund can determine earnings and profits and, therefore, it may differ from the preliminary estimates.

(2)
All distributions paid to preferred stockholders and common stockholders for the fiscal year ended November 30, 2008 were characterization as either dividend (ordinary income) or distribution (return of capital). This characterization is based on the Fund’s earnings and profits.

See accompanying notes to financial statements

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF CASH FLOWS
FOR THE NINE MONTHS ENDED AUGUST 31, 2009
(amounts in 000’s)
(UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$187,404
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Return of capital distributions	17,278
Realized losses on investments and options	77,848
Unrealized gains (excluding impact on cash of $16 of foreign currency translations)	(257,486)
Accretion of bond discount	(1,849)
Purchase of investments	(466,423)
Proceeds from sale of investments	432,225
Sale of short-term investments, net	85,381
Increase in deposits with brokers	(41)
Decrease in receivable for securities sold	5,944
Decrease in interest, dividend and distributions receivable	1,716
Decrease in deferred debt issuance costs and other, net	458
Increase in payable for securities purchased	15,030
Increase in investment management fee payable	62
Increase in option contracts written, net	640
Decrease in accrued expenses and other liabilities	(3,576)

Net Cash Provided by Operating Activities	94,611

CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of senior unsecured notes	(60,000)
Cash distributions paid to common stockholders	(34,571)

Net Cash Used in Financing Activities	(94,571)

NET INCREASE IN CASH	40

CASH — BEGINNING OF PERIOD	419

CASH — END OF PERIOD	$459

Supplemental disclosure of cash flow information:

Non-cash financing activities not included herein consist of reinvestment of distributions of $14,201 pursuant to the Fund’s dividend reinvestment plan.

During the nine months ended August 31, 2009, there were no state income taxes paid and interest paid was $13,441 (including $1,800 paid to noteholders on December 5, 2008 related to the repurchase of $60,000 of senior unsecured notes).
See accompanying notes to financial statements

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS
(amounts in 000’s, except share and per share amounts)

	For the Nine					For the Period
	Months					June 28,
	Ended					2005(1)
	August 31,		For the Fiscal Year Ended November 30,			through
	2009					November 30,
	(Unaudited)		2008	2007	2006	2005
Per Share of Common Stock(2)
Net asset value, beginning of period	$13.43		$29.01	$25.44	$24.13	$23.84	(3)

Net investment income	0.23		0.88	1.09	1.17	0.23
Net realized and unrealized gains/(losses)	5.41		(14.09)	4.82	2.34	0.33

Total income/(loss) from investment operations	5.64		(13.21)	5.91	3.51	0.56

Preferred Stockholder Dividends	—		(0.34)	(0.23)	(0.44)	—
Preferred Stockholder Dividends — short-term capital gains	—		—	(0.14)	—	—
Preferred Stockholder Distributions — long-term capital gains	—		—	(0.13)	—	—

Total dividends and distributions — Preferred Stockholders	—		(0.34)	(0.50)	(0.44)	—

Common Stockholder Dividends	(0.23)		(0.38)	(0.83)	(0.86)	(0.23)
Common Stockholder Dividends — short-term capital gains	—		—	(0.53)	(0.81)	(0.04)
Common Stockholder Distributions — long-term capital gains	—		—	(0.48)	—	—
Common Stockholder Distributions — return of capital	(1.25)		(1.68)	—	(0.03)	—

Total dividends and distributions — Common Stockholders	(1.48)		(2.06)	(1.84)	(1.70)	(0.27)

Effect of common stock repurchased	—		—	—	0.05	—
Underwriting discounts and offering costs on the issuance of common and preferred stock	—		—	—	(0.11)	—
Gain on 765 shares of Series B Preferred Stock redeemed at a discount to liquidation value	—		0.03	—	—	—

Total capital stock transactions	—		0.03	—	(0.06)	—

Net asset value, end of period	$17.59		$13.43	$29.01	$25.44	$24.13

Market value per share of common stock, end of period	$19.07		$10.53	$25.79	$25.00	$21.10

Total investment return based on common stock market value(4)	100.4%		(55.2)%	10.2%	27.2%	(14.6)%

Supplemental Data and Ratios(5)
Net assets applicable to common stockholders, end of period	$590,779		$437,946	$934,434	$806,063	$776,963
Ratio of expenses to Average Net Assets(6)
Management fees	1.7%		1.6%	1.7%	1.7%	1.3%
Other expenses	0.4		0.3	0.3	0.3	0.4

Subtotal	2.1%		1.9%	2.0%	2.0%	1.7%
Interest expense and auction agent fees	2.9		0.7	0.2	0.1	—
Management fee waivers	—		—	(0.1)	(0.3)	(0.2)

Total expenses	5.0%		2.6%	2.1%	1.8%	1.5%

Ratio of net investment income to average net assets	2.2%		3.1%	3.8%	4.6%	2.3%
Net increase/(decrease) in net assets applicable to common stockholders resulting from operations to average net assets	39.3%	(7)	(47.7)%	19.1%	12.3%	2.4%	(7)
Portfolio turnover rate	69.3%	(7)	65.0%	52.1%	63.8%	23.2%	(7)
Average net assets	$477,351		$915,456	$906,692	$802,434	$759,550
Senior Unsecured Notes outstanding, end of period	$165,000		$225,000	—	—	—
Revolving credit facility outstanding, end of period	—		—	$41,000	—	$ 40,000
See accompanying notes to financial statements

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS
(amounts in 000’s, except share and per share amounts)

	For the Nine					For the Period
	Months					June 28,
	Ended					2005(1)
	August 31,	For the Fiscal Year Ended November 30,				through
	2009					November 30,
	(Unaudited)	2008		2007	2006	2005

Supplemental Data and Ratios— Continued(5)
Auction Rate Preferred Stock, end of period	—	—		$300,000	$300,000	—
Asset coverage of total debt — (Debt Incurrence Test)(8)	458.0%	294.6	%(9)	—	—	—
Asset coverage of total leverage — (Debt and Preferred Stock)(10)	458.0%	294.6	%(9)	374.0%	368.7%	—
Average amount of borrowings outstanding per share of common stock during the period	$5.01	$3.53		$0.53	$0.08	—

(1)	Commencement of operations.

(2)
Based on average shares of common stock outstanding of 33,127,445; 32,258,146; 32,036,996; 31,809,344 and 32,204,000 for the nine months ended August 31, 2009; for the fiscal years ended November 30, 2008 through 2006 and for the period June 28, 2005 through November 30, 2005, respectively.

(3)	Initial public offering price of $25.00 per share less underwriting discounts of $1.125 per share and offering costs of $0.04 per share.

(4)
Not annualized for the nine months ended August 31, 2009 and for the period June 28, 2005 through November 30, 2005. Total investment return is calculated assuming a purchase of common stock at the market price on the first day and a sale at the current market price on the last day of the period reported. The calculation also assumes reinvestment of distributions at actual prices pursuant to the Fund’s dividend reinvestment plan.

(5)	Unless otherwise noted, ratios are annualized.

(6)	The following table sets forth the components of the Fund’s ratio of expenses to average total assets.

	For the Nine
	Months				For the Period
	Ended				June 28, 2005
	August 31,	For the Fiscal Year Ended November 30,			through
	2009				November 30,
	(Unaudited)	2008	2007	2006	2005
Management fees	1.2%	1.2%	1.2%	1.2%	1.2%
Other expenses	0.3	0.3	0.2	0.2	0.4

Subtotal	1.5%	1.5%	1.4%	1.4%	1.6%
Interest expense and auction agent fees	2.1	0.5	0.2	0.1	—
Management fee waivers	—	—	(0.1)	(0.2)	(0.2)

Total expenses	3.6%	2.0%	1.5%	1.3%	1.4%

Average total assets	$675,117	$1,203,989	$1,240,766	$1,100,467	$795,136
See accompanying notes to financial statements

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS
(amounts in 000’s, except share and per share amounts)
(7)	Not annualized.

(8)
Calculated pursuant to section 18(a)(1)(A) of the 1940 Act. Represents the value of total assets less all liabilities not represented by senior notes or any other senior securities representing indebtedness divided by the aggregate amount of senior notes and any other senior securities representing indebtedness. Under the 1940 Act, the Fund may neither declare nor make any distribution on its common Stock nor can it incur additional indebtedness if at the time of such incurrence asset coverage with respect to senior securities representing indebtedness would be less than 300%. For Purposes of this test the revolving credit facility is considered a senior security representing indebtedness.

(9)
At November 30, 2008, the Fund’s asset coverage ratio on total debt pursuant to the 1940 Act was less than 300%. However, on December 2, 2008 the Fund entered into an agreement to repurchase $60,000 of Senior Unsecured Notes, which closed on December 5, 2008. Upon the closing of the repurchase of the Senior Unsecured Notes, the Fund was in compliance with the 1940 Act and with its covenants under the Senior Unsecured Notes agreements (See Note 10 — Senior Unsecured Notes).

(10)
Calculated pursuant to section 18(a)(2)(A) and section 18(a)(2)(B) of the 1940 Act. Represents the value of total assets less all liabilities not represented by preferred stock and senior securities representing indebtedness divided by the aggregate amount of preferred stock and senior securities representing indebtedness. Under the 1940 Act, the Fund may not declare or make any distribution on its common stock nor can it incur additional preferred stock if at the time of such declaration or incurrence its asset coverage with respect to all senior securities would be less than 200%. For purposes of this test, the revolving credit facility is considered a senior security representing indebtedness.

See accompanying notes to financial statements

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
1.  Organization
          Kayne Anderson Energy Total Return Fund, Inc. (the “Fund”) was organized as a Maryland corporation on March 31, 2005 and commenced operations on June 28, 2005. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end investment company. The Fund’s investment objective is to obtain a high total return with an emphasis on current income. The Fund seeks to achieve this objective by investing primarily in securities of companies engaged in the energy industry, principally including publicly-traded, energy-related master limited partnerships and limited liability companies taxed as partnerships (“MLPs”), MLP affiliates, energy-related U.S. and Canadian royalty trusts and income trusts (collectively, “royalty trusts”) and other companies that derive at least 50% of their revenues from operating assets used in, or providing energy-related services for, the exploration, development, production, gathering, transporting, processing, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products or coal (collectively with MLPs, MLP affiliates and royalty trusts, “Energy Companies”). The Fund’s shares of common stock are listed on the New York Stock Exchange, Inc. (“NYSE”) under the symbol “KYE.”
2.  Significant Accounting Policies
          A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ materially from those estimates.
          B. Adoption of New Accounting Pronouncements — In May 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 165, “Subsequent Events.” The Fund has adopted SFAS No. 165 with these financial statements.
          SFAS No. 165 requires the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, SFAS No. 165 requires the Fund to disclose the date through which the subsequent events have been evaluated. Management has evaluated any matters requiring such disclosure through the date when such financial statements were issued and has noted no such events. Subsequent events after such date have not been evaluated with respect to the impact on such financial statements.
          In June 2009, the Financial Accounting Standards Board issued Statement “FASB” issued Statement No. 168, “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles” (“SFAS No. 168”). SFAS No. 168 will become the single source of authoritative nongovernmental U.S. generally accepted accounting principles (“GAAP”), superseding existing FASB, American Institute of Certified Public Accountants (“AICPA”), Emerging Issues Task Force (“EITF”), and related accounting literature. SFAS No. 168 reorganizes the thousands of GAAP pronouncements into roughly 90 accounting topics and displays them using a consistent structure. Also included is relevant Securities and Exchange Commission guidance organized using the same topical structure in separate sections. SFAS No. 168 will be effective for financial statements issued for reporting periods that end after September 15, 2009. This statement will have an impact on the Fund’s financial statements since all future references to authoritative accounting literature will be references in accordance with SFAS No. 168. The Fund will adopt the use of the Codification for the quarter ending November 30, 2009. The Fund is currently evaluating the effect on its financial statement disclosures since all future references to authoritative accounting literature will be references in accordance with the Codification. As SFAS No. 168 is not intended to change or alter existing GAAP, it is not expected to have any impact on the Fund’s financial statements and will only impact references for accounting guidance.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
          In April 2009, the FASB issued FASB Staff Position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly.” Effective for interim and annual reporting periods ending after June 15, 2009, FSP No. 157-4 illustrates how companies should determine whether there have been significant decreases in the volume and level of activity for a Level 1 or Level 2 asset or liability to be measured at fair value when compared to normal market activity. If an entity determines that there have been significant decreases, then transactions or quoted prices may not be representative of fair value. While FSP No. 157-4 does not prescribe a methodology for determining fair value for assets and liabilities that have significant decreases in volume and level of activity, all relevant observable inputs should be considered – including quoted market prices, bid and ask prices and indicative price quotes – to estimate fair value of an asset or liability.
          During fiscal 2009, the Fund has considered bid and ask prices from third-party price sheets, indicative price quotes and quoted market prices when estimating fair value for the Fund’s fixed income investments and other private equity. FSP No. 157-4 is not expected to have a significant impact on the Fund’s method of valuation for the assets and liabilities in the Fund’s financial statements.
          C. Calculation of Net Asset Value — The Fund determines its net asset value as of the close of regular session trading on the NYSE no less frequently than the last business day of each month, and makes its net asset value available for publication monthly. Currently, the Fund calculates its net asset value on a weekly basis and such calculation is made available on its website, www.kaynefunds.com. Net asset value is computed by dividing the value of the Fund’s assets (including accrued interest and dividends), less all of its liabilities (including accrued expenses, distributions payable and any borrowings) by the total number of common shares outstanding.
          D. Investment Valuation — Readily marketable portfolio securities listed on any exchange other than the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities admitted to trade on the NASDAQ are valued at the NASDAQ official closing price. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.
          Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ, are valued at the closing bid prices. Energy debt securities that are considered corporate bonds are valued by using the mean of the bid and ask prices provided by an independent pricing service. For equity debt securities that are considered corporate bank loans, the fair market value is determined by the mean of the bid and ask prices provided by the syndicate bank or principal market maker. When price quotes are not available, fair market value will be based on prices of comparable securities. In certain cases, the Fund may not be able to purchase or sell equity debt securities at the quoted prices due to the lack of liquidity for these securities.
          Exchange-traded options and futures contracts are valued at the last sales price at the close of trading in the market where such contracts are principally traded or, if there was no sale on the applicable exchange on such day, at the mean between the quoted bid and ask price as of the close of such exchange.
          The Fund holds securities that are privately issued or otherwise restricted as to resale. For these securities, as well as any other portfolio security held by the Fund for which reliable market quotations are not readily available, valuations are determined in a manner that most fairly reflects fair value of the security on the valuation date. Unless otherwise determined by the Board of Directors, the following valuation process is used for such securities:
•	Investment Team Valuation. The applicable investments are initially valued by KA Fund Advisors, LLC (“KAFA” or the “Adviser”) investment professionals responsible for the portfolio investments.

•
Investment Team Valuation Documentation. Preliminary valuation conclusions are documented and discussed with senior management of KAFA. Such valuations generally are submitted to the Valuation Committee (a committee of the Fund’s Board of Directors) or the Board of Directors on a monthly basis, and stand for intervening periods of time.

•
Valuation Committee. The Valuation Committee meets on or about the end of each month to consider new valuations presented by KAFA, if any, which were made in accordance with the Valuation Procedures in such month. Between meetings of the Valuation Committee, a senior officer of KAFA is authorized to make valuation determinations. The Valuation Committee’s valuations stand for

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

intervening periods of time unless the Valuation Committee meets again at the request of KAFA, the Board of Directors, or the Committee itself. All valuation determinations of the Valuation Committee are subject to ratification by the Board at its next regular meeting.

•	Valuation Firm. No less than quarterly, a third-party valuation firm engaged by the Board of Directors reviews the valuation methodologies and calculations employed for these securities.

•
Board of Directors Determination. The Board of Directors meets quarterly to consider the valuations provided by KAFA and the Valuation Committee, if applicable, and ratify valuations for the applicable securities. The Board of Directors considers the report provided by the third-party valuation firm in reviewing and determining in good faith the fair value of the applicable portfolio securities.

          Unless otherwise determined by the Board of Directors, securities that are convertible into or otherwise will become publicly traded (e.g., through subsequent registration or expiration of a restriction on trading) are valued through the process described above, using a valuation based on the market value of the publicly traded security less a discount. The discount is initially equal in amount to the discount negotiated at the time the purchase price is agreed to. To the extent that such securities are convertible or otherwise become publicly traded within a time frame that may be reasonably determined, KAFA may determine an applicable discount in accordance with a methodology approved by the Valuation Committee.
          At August 31, 2009, the Fund held 0.3% of its net assets applicable to stockholders (0.2% of total assets) in securities valued at fair value as determined pursuant to procedures adopted by the Board of Directors, with an aggregate fair value of $2,002 (See Note 6 — Restricted Securities).
          E. Repurchase Agreements — The Fund has agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreements”). The financial institutions with which the Fund enters into repurchase agreements are banks and broker/dealers which KAFA considers creditworthy. The seller under a repurchase agreement is required to maintain the value of the securities as collateral, subject to the agreement, at not less than the repurchase price plus accrued interest. KAFA monitors daily the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.
          F. Short Sales — A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of or to hedge against a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever the price may be.
          All short sales are fully collateralized. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short. The Fund is liable for any dividends or distributions paid on securities sold short.
          The Fund may also sell short “against the box” (i.e., the Fund enters into a short sale as described above while holding an offsetting long position in the security which it sold short). If the Fund enters into a short sale “against the box,” the Fund segregates an equivalent amount of securities owned as collateral while the short sale is outstanding. At August 31, 2009, the Fund had no open short sales.
          G. Option Writing — When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. If the Fund repurchases a written call option prior to its exercise, the difference between the premium received and the amount paid to repurchase the option is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 7 — Option Contracts for more detail on option contracts written and purchased.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
          H. Security Transactions — Security transactions are accounted for on the date these securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis.
          I. Return of Capital Estimates — Distributions received from the Fund’s investments in MLPs and royalty trusts generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and royalty trust and other industry sources. These estimates may subsequently be revised based on information received from MLPs and royalty trusts after their tax reporting periods are concluded.
          For the nine months ended August 31, 2009, the Fund estimated that 90% of the MLP distributions received and 1% of Canadian Royalty Trust distributions received would be treated as a return of capital. The Fund recorded as return of capital the amount of $17,278 of dividends and distributions received from its investments. This resulted in an equivalent reduction in the cost basis of the associated investments. Net Realized Losses and Net Change in Unrealized Gains in the accompanying Statement of Operations were decreased by $11,482 and $5,796, respectively, attributable to the recording of such dividends and distributions as reduction in the cost basis of investments.
          J. Investment Income — The Fund records dividends and distributions on the ex-dividend date. Interest income is recognized on the accrual basis, including amortization of premiums and accretion of discounts. In accordance with Statement of Position 93-1, Financial Accounting and Reporting for High-Yield Debt Securities by Investment Companies, to the extent that interest income to be received is not expected to be realized, a reserve against income is established.
          Many of the Fund’s debt securities were purchased at a discount or premium to the par value of the security. The non-cash accretion of a discount to par value increases interest income while the non-cash amortization of a premium to par value decreases interest income. The amount of these non-cash adjustments can be found in the Fund’s Statement of Cash Flows. The non-cash accretion of a discount increases the cost basis of the debt security, which results in an offsetting unrealized loss. The non-cash amortization of a premium decreases the cost basis of the debt security which results in an offsetting unrealized gain.
          As of August 31, 2009, the Fund has $0.8 million of past due interest accrued on its investment in CDX Funding LLC, which is currently in payment default. The Fund has not established a reserve against this accrual because it believes this interest income will be collected.
          During the nine months ended August 31, 2009, the Fund received $10,028 of paid-in-kind stock dividends in total from Enbridge Energy Management, L.L.C. and Kinder Morgan Management, LLC. Paid-in-kind stock dividends consist of additional units of Enbridge Energy Management, L.L.C. and Kinder Morgan Management, LLC. The additional units are not reflected in investment income during the period received but are recorded as unrealized gains upon receipt.
          K. Distributions to Stockholders — Distributions to common stockholders are recorded on the ex-dividend date. The estimated characterization of the distributions paid to common stockholders will be either a dividend (ordinary income) or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the common stock distributions made during the current year will not be determinable until after the end of the fiscal year when the Fund can determine earnings and profits and, therefore, it may differ from the preliminary estimates.
          L. Partnership Accounting Policy — The Fund records its pro-rata share of the income/(loss) and capital gains/(losses), to the extent of distributions it has received, allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Fund’s Statement of Operations.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
          M. Taxes — It is the Fund’s intention to continue to be treated as and to qualify each year for special tax treatment afforded a Regulated Investment Company under Subchapter M of the Internal Revenue Code. As long as the Fund meets certain requirements that govern its source of income, diversification of assets and timely distribution of earnings to stockholders, the Fund will not be subject to U.S. federal income tax.
          Income and capital gain distributions made by Regulated Investment Companies often differ from the aggregate GAAP basis net investment income and net realized gains. For the Fund, the principal reason for these differences is the return of capital treatment of dividends and distributions from MLPs, royalty trusts and certain other of its investments. As of November 30, 2008, accumulated distributions to preferred and common stockholders exceeded accumulated net investment income and net realized gains for GAAP purposes by $103,556. Net investment income and net realized gains for GAAP purposes may differ from taxable income for federal income tax purposes due to wash sales, disallowed partnership losses from MLPs and foreign currency transactions. As of August 31, 2009, the principal temporary differences were (a) realized losses that were recognized for book purposes, but disallowed for tax purposes due to wash sale rules; (b) disallowed partnership losses related to the Fund’s MLP investments and (c) other basis adjustments in the Fund’s MLPs and other investments.
          For the fiscal year ended November 30, 2008, the tax character of the total $66,186 distributions paid to common stockholders was $12,116 (ordinary income) and $54,070 (return of capital). For the fiscal year ended November 30, 2008, the tax character of the $10,773 cash distribution paid to preferred stockholders was entirely ordinary income.
          At August 31, 2009, the identified cost of investments for federal income tax purposes was $758,111, and the net cash received on option contracts written was $690. At August 31, 2009, gross unrealized appreciation and depreciation of investments and options for federal income tax purposes were as follows:

Gross unrealized appreciation of investments (including options)	$99,726
Gross unrealized depreciation of investments (including options)	(88,342)

Net unrealized appreciation before foreign currency related translations	11,384
Unrealized appreciation on foreign currency related translations	16

Net unrealized appreciation	$11,400

          Dividend income received by the Fund from sources within Canada is subject to a 15% foreign withholding tax.
          Interest income on Canadian corporate obligations may be subject to a 10% withholding tax unless an exemption is met. The most common exemption available is for corporate bonds that have a tenure of at least 5 years, provided that not more than 25% of the principal is repayable in the first five years and provided that the borrower and lender are not “associated.” Further, interest is exempt if derived from debt obligations guaranteed by the Canadian government.
          As of December 1, 2007, the Fund adopted FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date.
          The adoption of the interpretation did not have a material effect on the Fund’s net asset value. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of August 31, 2009, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions.
          N. Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the rate of exchange as of the valuation date; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
          The Fund does not isolate that portion of gains and losses on investments in equity and debt securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.
          Net realized foreign exchange gains or losses represent gains and losses from transactions in foreign currencies and foreign currency contracts, foreign exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. dollar equivalent of such amounts on the payment date.
          Net unrealized foreign exchange gains or losses represent the difference between the cost of assets and liabilities (other than investments) recorded on the Fund’s books from the value of the assets and liabilities (other than investments) on the valuation date.
          O. Derivative Financial Instruments — The Fund uses derivative financial instruments to manage interest rate risk. The Fund has established policies and procedures for risk assessment and the approval, reporting and monitoring of derivative financial instrument activities. The Fund does not hold or issue derivative financial instruments for speculative purposes. All derivative financial instruments are recorded at fair value with changes in value during the reporting period included as unrealized gains or losses in the Statement of Operations. The Fund generally values its interest rate swap contracts, if any, based on dealer quotations, if available, or by discounting the future cash flows from the stated terms of the interest rate swap agreement by using interest rates currently available in the market. As of August 31, 2009, the Fund did not have any interest rate swap contracts outstanding.
          P. Indemnifications — Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
3.  Fair Value
          SFAS No. 157.  In September 2006, the FASB issued Statement on Financial Accounting Standards, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.
          As of December 1, 2007, the Fund adopted SFAS No. 157. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of this standard did not have any material effect on the Fund’s net asset value. However, the adoption of the standard does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Fund’s periodic filings. Further, valuation techniques to measure fair value shall maximize the use of relevant observable inputs that do not require significant adjustment and minimize the use of unobservable inputs.
          SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.
•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

          The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at August 31, 2009.

		Quoted Prices in	Prices with Other	Unobservable
		Active Markets	Observable Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3) (1)
Assets at Fair Value
Investments	$751,731	$559,645	$190,084	$2,002
Repurchase Agreement	17,368	—	17,368	—

Total assets at fair value	$769,099	$559,645	$207,452	$2,002

Liabilities at Fair Value
Option Contracts Written	$294	—	$294	—

(1)	The Fund’s investment in Level 3 represents its investment in Copano Energy, L.L.C. Class D Units and Bonterra Oil & Gas Ltd., as more fully described in Note 6 – Restricted Securities.
          The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2008 and at August 31, 2009.

Long-Term
Assets at Fair Value Using Unobservable Inputs (Level 3)	Investments
Balance — November 30, 2008	$1,125
Transfers out of Level 3	—
Realized gain (losses)	—
Unrealized gains, net	661
Purchases, issuances or settlements	216

Balance — August 31, 2009	$2,002

          The $661 of unrealized gains, net, presented in the table above relate to investments that are still held at August 31, 2009, and the Fund presents these unrealized gains in the Statement of Operations — Net Change in Unrealized Gains.
          The Fund did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2008 and at August 31, 2009.
4.  Concentration of Risk
          The Fund’s investment objective is to obtain a high level of total return with an emphasis on current income paid to its stockholders. Under normal circumstances, the Fund intends to invest at least 80% of total assets in securities of Energy Companies. The Fund invests in equity securities such as common stocks, preferred stocks, convertible securities, warrants, depository receipts, and equity interests in MLPs, MLP affiliates, royalty trusts and other Energy Companies. Additionally, the Fund may invest up to 30% of its total assets in debt securities of Energy Companies. It may directly invest up to 25% (or such higher amount as permitted by any applicable tax diversification rules) of its total assets in equity or debt securities of MLPs. The Fund may invest up to 50% of its total assets in unregistered or otherwise restricted securities of Energy Companies. It will not invest more than 15% of its total assets in any single issuer. The Fund may, for defensive purposes,

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
temporarily invest all or a significant portion of its assets in investment grade securities, short-term debt securities and cash or cash equivalents. To the extent the Fund uses this strategy, it may not achieve its investment objectives.
5.  Agreements and Affiliations
          A.  Administration Agreement — On February 27, 2009, the Administration Agreement between the Fund and Bear Stearns Funds Management Inc., dated September 15, 2004, was terminated. The termination was by mutual agreement of the parties. No penalties were incurred by the Fund resulting from the termination of the Administration Agreement with Bear Stearns Funds Management Inc.
           On February 27, 2009, the Fund, entered into an Administration Agreement (the “Administration Agreement”) with Ultimus Fund Solutions, LLC (“Ultimus”). Pursuant to the Administration Agreement, Ultimus will provide certain administrative services for the Fund. The Administration Agreement will terminate on February 27, 2010, with automatic one-year renewals unless earlier terminated by either party as provided under the terms of Administration Agreement.
          B.  Investment Management Agreement — The Fund has entered into an investment management agreement with KAFA under which the Adviser, subject to the overall supervision of the Fund’s Board of Directors, manages the day-to-day operations of, and provides investment advisory services to, the Fund. For providing these services, the Adviser receives a management fee from the Fund. On June 15, 2009, the Fund renewed its agreement with the Advisor for a period of one year. The agreement may be renewed annually upon the approval of the Fund’s Board of Directors.
          For the nine months ended August 31, 2009, the Fund paid and accrued management fees at an annual rate of 1.25% of average monthly total assets of the Fund.
          For purposes of calculating the management fee, the “average total assets” for each monthly period are determined by averaging the total assets at the last business day of that month with the total assets at the last business day of the prior month (or as of the commencement of operations for the initial period if a partial month). The total assets of the Fund shall be equal to its average monthly gross asset value (which includes assets attributable to or proceeds from the Fund’s use of preferred stock, commercial paper or notes issuances and other borrowings), minus the sum of the Fund’s accrued and unpaid dividends/distributions on any outstanding common stock and accrued and unpaid dividends/distributions on any outstanding preferred stock and accrued liabilities (other than liabilities associated with borrowing or leverage by the Fund). Liabilities associated with borrowing or leverage include the principal amount of any borrowings, commercial paper or notes that issued by the Fund, the liquidation preference of any outstanding preferred stock, and other liabilities from other forms of borrowing or leverage such as short positions and put or call options held or written by the Fund.
          C.  Portfolio Companies — From time to time, the Fund may “control” or may be an “affiliate” of one or more portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, the Fund would “control” a portfolio company if the Fund owned 25% or more of its outstanding voting securities and would be an “affiliate” of a portfolio company if the Fund owned 5% or more of its outstanding voting securities. The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Fund’s investment adviser), principal underwriters and affiliates of those affiliates or underwriters.
          The Fund believes that there is significant ambiguity in the application of existing Securities and Exchange Commission (“SEC”) staff interpretations of the term “voting security” to complex structures such as limited partnership interests of the kind in which the Fund invests. As a result, it is possible that the SEC staff may consider that certain securities investments in limited partnerships are voting securities under the staff’s prevailing interpretations of this term. If such determination is made, the Fund may be regarded as a person affiliated with and controlling the issuer(s) of those securities for purposes of Section 17 of the 1940 Act.
          In light of the ambiguity of the definition of voting securities, the Fund does not intend to treat any class of limited partnership interests that it holds as “voting securities” unless the security holders of such class currently have the ability, under the partnership agreement, to remove the general partner (assuming a sufficient vote of such securities, other than securities held by the general partner, in favor of such removal) or the Fund has an economic interest of sufficient size that otherwise gives it the de facto power to exercise a controlling influence over the partnership. The Fund believes this treatment is appropriate given that the general partner controls the partnership,

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
and without the ability to remove the general partner or the power to otherwise exercise a controlling influence over the partnership due to the size of an economic interest, the security holders have no control over the partnership.
          Plains All American, L.P. — Robert V. Sinnott is a senior executive of Kayne Anderson Capital Advisors, L.P. (“KACALP”), the managing member of KAFA. Mr. Sinnott also serves as a director on the board of Plains All American GP LLC, the general partner of Plains All American Pipeline, L.P. Members of senior management and various advisory clients of KACALP and KAFA own units of Plains All American GP LLC. Various advisory clients of KACALP and KAFA, including the Fund, own units in Plains All American Pipeline, L.P. The Fund believes that it is an affiliate of Plains All American, L.P. under the 1940 Act.
6.  Restricted Securities
          From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, and cannot, as a result, be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.
          At August 31, 2009, the Fund held the following restricted investments:

			Number of						Percent of
		Type of	Units or	Acquisition	Cost	Fair	Fair Value	Percent of	Total
Investment	Security	Restriction	Principal($)	Date	Basis	Value	per Unit	Net Assets	Assets
Copano Energy, L.L.C	Class D Units	(1)	114	3/14/2008	$3,000	$1,654	$14.47	0.3%	0.2%
Bonterra Oil & Gas Ltd.	Common Shares	(2)	15	5/27/2009	216	348	23.21	0.0	0.0

Total of securities valued in accordance with procedures established by the Board of Directors(3)					$3,216	$2,002		0.3%	0.2%

Atlas Energy Resources, LLC	Senior Notes	(4)	$4,550	(5)	$3,881	$4,596	n/a	0.8%	0.6%
Athabasca Oil Sands Corp.	Senior Notes	(4)	$17,500	(5)	17,093	16,784	n/a	2.8	2.2
CDX Funding, LLC	Secured Term Loan	(4)	$3,750	(5)	3,786	488	n/a	0.1	0.1
Dresser, Inc.	Secured Term Loan	(4)	$7,000	(5)	6,731	5,845	n/a	1.0	0.8
Energy Future Holdings Corp.	Secured Term Loan	(4)	$12,500	(5)	9,258	9,500	n/a	1.6	1.2
Hilcorp Energy Company	Senior Notes	(4)	$10,274	(5)	9,327	9,478	n/a	1.6	1.2

Total of securities valued by prices provided by market maker or independent pricing services(6)(7)					$50,076	$46,691		7.9%	6.1%

Total of all restricted securities					$53,292	$48,693		8.2%	6.3%

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

(1)
Unregistered security of a publicly-traded company for which there is currently no established market. The Class D Units of Copano Energy, L.L.C. are expected to convert to public units in February 2010.

(2)
Unregistered security of a publicly-traded company. The common shares owned by the Fund are subject to a lock-up agreement which expires in September 2009 after which the Fund may sell the common shares subject to Rule 144.

(3)
Restricted securities that represent Level 3 categorization under SFAS No. 157 where reliable market quotes are not readily available. Securities are valued in accordance with the procedures established by the board of directors as more fully described in Note 2 — Significant Accounting Policies.

(4)	Unregistered security of a private company.

(5)	Acquired in numerous transactions at various dates.

(6)
Securities with a fair market value determined by the mean of the bid and ask prices provided by a syndicate bank or principal market maker. These securities have limited trading volume and are not listed on a national exchange. The syndicate bank or principal market maker is the active exchange for such securities.

(7)
Restricted securities that represent Level 2 categorization under SFAS No. 157. Securities are valued using prices provided by a principal market maker, syndicate bank or an independent pricing service as more fully described in Note 2 — Significant Accounting Policies.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
7.  Option Contracts
          Transactions in call option contracts for the nine months ended August 31, 2009 were as follows:

	Number of
	Contracts	Premium
Options outstanding at beginning of period	400	$50
Options written	87,534	13,713
Options written and subsequently repurchased	(46,396)	(7,064)
Options exercised	(32,652)	(5,100)
Options expired	(5,636)	(909)

Options outstanding at end of period	3,250	$690

          SFAS No. 161.  In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities.  This standard amends and expands the disclosure requirements of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, to illustrate how and why an entity uses derivative instruments; how derivative instruments and related hedged items are accounted for under SFAS No. 133; and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.  SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.  As of December 1, 2008, the Fund adopted SFAS No. 161.
          The Fund is exposed to financial market risks, including changes in interest rates and in the valuations of its investment portfolio. The Fund may write (sell) call options with the purpose of generating income on non-income producing securities or reducing its holding of certain securities.  A call option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option.  The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price.  The successful use of options depends in part on the degree of correlation between the options and securities.  See Note 2 — Significant Accounting Policies for more detail on option contracts written.
          The following table sets forth the fair value of the Fund’s derivative instruments.

Derivatives not accounted for as hedging		Fair Value as of
instruments under SFAS No. 133	Statement of Assets and Liabilities Location	August 31, 2009
Liabilities
Call options	Call option contracts written	$(294)
          The following table sets forth the effect of derivative instruments on the Statement of Operations.

For the Nine Months
Ended August 31, 2009
Net Change in
Derivatives not accounted for		Net Realized Gains on	Unrealized Gains on
as hedging instruments under	Location of Gains on Derivatives	Derivatives Recognized	Derivatives Recognized
SFAS No. 133	Recognized in Income	in Income	in Income
Call options	Options	$6,647	$350
8.  Investment Transactions
          For the nine months ended August 31, 2009, the Fund purchased and sold securities in the amounts of $466,423 and $432,225 (excluding short-term investments and options), respectively.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
9.  Revolving Credit Facility
          On June 26, 2009, the Fund entered into a $75,000 unsecured revolving credit facility (the “Credit Facility”) with a syndicate of lenders. JPMorgan Chase Bank, N.A. was lead arranger of the Credit Facility, and Bank of America, N.A., UBS Investment Bank and Citibank, N.A. participated in the syndication. The Credit Facility has a 364-day commitment terminating on June 25, 2010. Outstanding loan balances will accrue interest daily at a rate equal to the one-month LIBOR plus 2.25% per annum based on the Fund’s current asset coverage ratio. The interest rate may vary between LIBOR plus 2.25% and LIBOR plus 3.50% depending on asset coverage ratios. The Fund will pay a fee equal to a rate of 0.50% per annum on any unused amounts of the Credit Facility. The Credit Facility contains various covenants related to other indebtedness, liens and limits on the Fund’s overall leverage.
          For the nine months ended and at August 31, 2009, the Fund had no outstanding borrowings under the Credit Facility.
10.  Senior Unsecured Notes
          On December 5, 2008, the Fund completed the redemption of $60,000 aggregate principal amount of senior unsecured fixed rate notes (collectively, the “Senior Unsecured Notes”) at 103% of par value ($1,800 of interest premium paid). The Fund recognized $387 of expense for the write-off of debt issuance costs associated with this redemption, as disclosed on our Statement of Operations. The Fund utilized repurchase agreements and cash on hand to repurchase the Senior Unsecured Notes to comply with the asset coverage ratios required by the 1940 Act.
          A summary of the Senior Unsecured Notes before and after the December 5, 2008 redemption, as well as the key terms of each series, is set forth below.

	Principal			Fixed
	Before	Principal	Principal	Interest
Series	Redemption	Redeemed	Remaining	Rate	Maturity
A	$53,000	$44,000	$9,000	5.65%	8/13/2011
B	35,000	7,000	28,000	5.90%	8/13/2012
C	137,000	9,000	128,000	6.06%	8/13/2013

Total	$225,000	$60,000	$165,000

          The Senior Unsecured Notes were issued on August 13, 2008 in a private placement offering to institutional accredited investors and are not listed on any exchange or automated quotation system. The Senior Unsecured Notes contain various covenants of the Fund related to other indebtedness, liens and limits on the Fund’s overall leverage. Under the 1940 Act and the terms of the Senior Unsecured Notes, the Fund may not declare dividends or make other distributions on shares of common stock or purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Senior Unsecured Notes would be less than 300%.
          The Senior Unsecured Notes are redeemable in certain circumstances at the option of the Fund. The Senior Unsecured Notes are also subject to a mandatory redemption to the extent needed to satisfy certain requirements if the Fund fails to meet an asset coverage ratio required by law and is not able to cure the coverage deficiency by the applicable deadline, or fails to cure a deficiency as stated in the Fund’s rating agency guidelines in a timely manner. A full copy of the notes purchase agreement can be found on the Fund’s website, www.kaynefunds.com.
          The Senior Unsecured Notes are unsecured obligations of the Fund and, upon liquidation, dissolution or winding up of the Fund, will rank: (1) senior to all the Fund’s outstanding preferred shares; (2) senior to all of the Fund’s outstanding common shares; (3) on a parity with any unsecured creditors of the Fund and any unsecured senior securities representing indebtedness of the Fund; and (4) junior to any secured creditors of the Fund.
          At August 31, 2009, the Fund was in compliance with all covenants under the Senior Unsecured Notes agreements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
11.  Common Stock
          The Fund has 199,979,000 shares of common stock authorized. Of the 33,592,870 shares of common stock outstanding at August 31, 2009, KACALP owned 4,000 shares. Transactions in common shares for the nine months ended August 31, 2009 were as follows:

Shares outstanding at November 30, 2008	32,601,414
Shares issued through reinvestment of dividends and distributions	991,456

Shares outstanding at August 31, 2009	33,592,870

12. Subsequent Events
          We have evaluated subsequent events through October 29, 2009, the date the Fund’s financial statements were issued.
          On September 15, 2009, the Fund declared its quarterly distribution of $0.48 per common share for the period June 1, 2009 through August 31, 2009 for a total of $16,125. The distribution was paid on October 9, 2009 to shareholders of record on October 5, 2009. Of this total, pursuant to the Fund’s dividend reinvestment plan, $4,411 was reinvested into the Fund and 224,139 shares of common stock were newly issued.

Directors and Corporate Officers
Kevin S. McCarthy	Chairman of the Board of Directors, President and Chief Executive Officer
Anne K. Costin	Director
Steven C. Good	Director
Gerald I. Isenberg	Director
William H. Shea Jr.	Director
Terry A. Hart	Chief Financial Officer and Treasurer
David J. Shladovsky	Secretary and Chief Compliance Officer
J.C. Frey	Executive Vice President, Assistant Secretary and
James C. Baker	Assistant Treasurer Executive Vice President

Investment Adviser	Administrator
KA Fund Advisors, LLC	Ultimus Fund Solutions, LLC
717 Texas Avenue, Suite 3100	260 Madison Avenue, 8th Floor
Houston, TX 77002	New York, NY 10016

1800 Avenue of the Stars, Second Floor	Stock Transfer Agent and Registrar
Los Angeles, CA 90067	American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038

Custodian	Independent Registered Public Accounting Firm
JPMorgan Chase Bank, N.A.	PricewaterhouseCoopers LLP
14201 North Dallas Parkway, Second Floor	350 South Grand Avenue
Dallas, TX 75254	Los Angeles, CA 90071

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105
For stockholder inquiries, registered stockholders should call (800) 937-5449. For general inquiries, please call (877) 657-3863; or visit us on the web at http://www.kaynefunds.com.
This report, including the financial statements herein, is made available to stockholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.